THE MANAGERS FUNDS
        Supplement dated May 14, 1999
      To Prospectus dated April 1, 1999

Managers Special Equity Fund - Portfolio Management of the Fund
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     In the 3rd sentence of the 2nd full paragraph on page 21,
"Pilgrim" is deleted and replaced with "Westport."

Managers International Equity Fund - Principal Investment Strategies
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     The first sentence of this section located at the top of Page
22 is deleted in its entirety and is hereby replaced with the following sentence:

     Under normal market conditions, the International Equity Fund invests at least 65% of its total assets in equity securities of non-U.S. companies, such as common and preferred stocks.

Your Account
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      The paragraphs on the Traditional IRA, SEP IRA and ROTH IRA in the side margin on page 45 are deleted in their entirety and are hereby replaced with the following paragraphs:

     A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

     A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

     A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

How to Purchase Shares
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    Under the heading Additional Purchases-Direct Shareholders-By Mail on page 46, a parenthetical has been added stating that the letter of instruction should include the name of the Fund and the account number.

     In the sentence beginning For Bank Wires on the bottom of page 46, the following information has been added: A/C 9905-001-5;FBO-Shareholder Name; account number and Fund name.

Investor Services
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     In the 2nd and 3rd sentence of the paragraph on Systematic Withdrawals on page 48, "business" is deleted. Furthermore, in the 3rd sentence, "Sunday" is deleted and replaced with "weekend."

    In the 2nd sentence and the beginning of the 5th sentence of the paragraph on Dollar Cost Averaging on page 48, "business" is deleted.

     In the 2nd bullet point of the paragraph on General Fund Policies on page 49, "SEC" is deleted and replaced by "Securities and Exchange Commission."


May 14, 1999